Filed Pursuant to Rule 497(k)(1)(iii)(B)

[PIE CHART]

FUND PROFILE

October 15, 1998


THE STRONG HERITAGE MONEY FUND
THE STRONG INVESTORS MONEY FUND
THE STRONG MONEY MARKET FUND
THE STRONG MUNICIPAL MONEY MARKET FUND
THE STRONG ADVANTAGE FUND
THE STRONG MUNICIPAL ADVANTAGE FUND


This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strongfunds.com.


[STRONG LOGO]
STRONG FUNDS

WHAT ARE THE FUNDS' GOALS?

The STRONG HERITAGE MONEY FUND, STRONG INVESTORS MONEY FUND, and STRONG MONEY MARKET FUND, seek current income, a stable share price, and daily liquidity.


The STRONG MUNICIPAL MONEY MARKET FUND seeks federally tax-exempt current income, a stable share price, and daily liquidity.

The STRONG ADVANTAGE FUND seeks current income with a very low degree of share-price fluctuation.

The STRONG MUNICIPAL ADVANTAGE FUND seeks federally tax-exempt current income with a very low degree of share-price fluctuation.



WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The HERITAGE MONEY, MONEY MARKET, and INVESTORS MONEY FUNDS are managed to provide attractive yields and a stable share price of $1.00. They invest in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The MUNICIPAL MONEY MARKET FUND follows a similar strategy, but invests primarily in municipal securities. The managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

The ADVANTAGE FUND invests primarily in very short-term, high-quality bonds and money market securities. To enhance its return potential, the Fund also invests a portion of its assets in bonds that have longer maturities or are of lower quality. To help limit changes in share price, the Fund's average maturity is usually one year or less. The MUNICIPAL ADVANTAGE FUND follows a similar investment strategy, but focuses on municipal securities, which generally provide income free from federal income taxes. For both Funds, the managers may sell a holding if its value becomes unattractive.

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. Each Fund's reports discuss the market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

FOR THE MONEY MARKET FUNDS:

NOT INSURED: Investments in the money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. The Funds' goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in these Funds.

The money market funds are appropriate for investors' immediate cash needs or as a permanent conservative part of a portfolio.

FOR THE BOND FUNDS:

BOND RISKS: The Funds' major risks are those of investing in the bond market. The market value of a bond is affected by changes in interest rates-when interest rates rise, the market value of a bond declines. Generally, the longer a bond's maturity, the greater this risk. A bond's value can also be affected by changes in the credit rating or financial condition of its issuer. Because bond values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

HIGH-YIELD BONDS: The ADVANTAGE and MUNICIPAL ADVANTAGE FUNDS may invest a limited portion of their assets in medium- and lower-quality, high-yield bonds. These bonds involve greater risks, including the possibility that the issuer of the bond may not be able to make its payments of interest and principal to the Fund. If that happens, the Fund's share price would decrease and its income distributions would be reduced.


FOREIGN SECURITIES: To a limited degree, the ADVANTAGE FUND may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.


MORTGAGE AND ASSET-BACKED SECURITIES: The ADVANTAGE and MUNICIPAL ADVANTAGE FUNDS invest significantly in mortgage-backed and asset-backed securities. The main risk is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security in an unfavorable market, reducing the Fund's share price and its income distributions.

SHARE PRICES MAY VARY: The share price of the ADVANTAGE and the MUNICIPAL ADVANTAGE FUNDS will vary. These Funds are not appropriate investments for those investors whose main concern is absolute stability of principal.

                                                                     Continued..

MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED..

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. Only Funds with at least a full calendar year's returns appear below.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year   Money Market   Heritage      Municipal Money  Advantage Fund  Municipal
       Fund           Money Fund    Fund                             Advantage Fund
-----  -------------  ------------  ---------------  --------------  --------------
 1988       7.5%            -             5.2%              -               -
-----  -------------  ------------  ---------------  --------------  --------------
 1989       9.2%            -             6.1%            9.4%              -
-----  -------------  ------------  ---------------  --------------  --------------
 1990       8.1%            -             6.1%            6.6%              -
-----  -------------  ------------  ---------------  --------------  --------------
 1991       6.1%            -             5.2%            10.6%             -
-----  -------------  ------------  ---------------  --------------  --------------
 1992       3.7%            -             3.4%            8.4%              -
-----  -------------  ------------  ---------------  --------------  --------------
 1993       2.9%            -             2.5%            7.9%              -
-----  -------------  ------------  ---------------  --------------  --------------
 1994       4.0%            -             2.9%            3.6%              -
-----  -------------  ------------  ---------------  --------------  --------------
 1995       6.2%            -             4.1%            7.5%              -
-----  -------------  ------------  ---------------  --------------  --------------
 1996       5.3%          5.7%            3.6%            6.7%            4.9%
-----  -------------  ------------  ---------------  --------------  --------------
 1997       5.3%          5.6%            3.6%            6.5%            5.1%
-----  -------------  ------------  ---------------  --------------  --------------




BEST AND WORST QUARTERLY PERFORMANCE(through 12-31-97)

FUND NAME              BEST QUARTER RETURN    WORST QUARTER RETURN
---------------------  ---------------------  ---------------------
Heritage Money         1.5% (4th Q 1995)      1.3% (1st Q 1998)
---------------------  ---------------------  ---------------------
Money Market           2.4% (2nd Q 1989)      0.7% (2nd Q 1993)
---------------------  ---------------------  ---------------------
Municipal Money        1.6% (2nd Q 1989)      0.6% (1st Q 1994)
---------------------  ---------------------  ---------------------
Advantage              3.0% (1st Q 1989)      0.4% (2nd Q 1994)
---------------------  ---------------------  ---------------------
Municipal Advantage    1.7% (3rd Q 1996)      0.6% (1st Q 1996)
---------------------  ---------------------  ---------------------


As of September 30, 1998, the Advantage Fund's 30-day yield was 6.21%, and the Municipal Advantage Fund yielded 3.93%. For investors in the 36% tax bracket, the Municipal Advantage Fund's taxable equivalent yield was 6.14%. (Without fee waivers and absorptions, the Municipal Advantage Fund's yields would have been 3.82% and 6.00%, respectively.) For current yield information on any of the Funds, call 1-800-368-3863.

AVERAGE ANNUAL TOTAL RETURNS

AS OF 9-30-98


FUND/INDEX                  1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
HERITAGE MONEY              5.54%      -           -          5.70% (6-29-95)
Salomon Bros. 3-Month
Treasury Bill Index         5.22%      -           -          5.29%
MONEY MARKET                5.35%      5.11%       5.68%      5.92% (10-22-85)
Salomon Bros. 3-Month
Treasury Bill Index         5.22%      5.02%       5.52%      5.68%
MUNICIPAL MONEY             3.59%      3.49%       4.16%      4.24% (10-23-86)
Salomon Bros. 3-Month
Treasury Bill Index         5.22%      5.02%       5.52%      5.61%
ADVANTAGE                   5.46%      6.03%       -          7.33% (11-25-88)
Salomon Bros. 1-Year
Treasury Bill Index         6.44%      5.64%       -          6.51%
MUNICIPAL ADVANTAGE         4.82%      -           -          5.06% (11-30-95)
Lehman Brothers Municipal
1-Year Bond Index           4.84%      -           -          4.60%



THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD OF THREE-MONTH TREASURY BILLS. THE SALOMON BROTHERS 1-YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX ("1-YEAR TREASURY BILL") IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD ON ONE-YEAR TREASURY BILLS. THE LEHMAN BROTHERS MUNICIPAL 1-YEAR BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF ONE-YEAR, TAX-EXEMPT BONDS.

WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

The Funds are 100% no-load, so you pay no fees to buy or sell shares. The HERITAGE MONEY FUND charges a fee of $3 for each redemption, exchange, and check written against your account. The Fund also charges a $3 quarterly account maintenance fee if your balance is less than $25,000. These fees will not be deducted if your total assets in Strong Funds equal $100,000 or more.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND                  MANAGEMENT FEES   OTHER EXPENSES    TOTAL EXPENSES
--------------------  ----------------  ----------------  ----------------
Heritage Money        0.50%             0.07%             0.57%*
--------------------  ----------------  ----------------  ----------------
Investors Money       0.50%             1.50%             2.00%*
--------------------  ----------------  ----------------  ----------------
Money Market          0.50%             0.37%             0.87%*
--------------------  ----------------  ----------------  ----------------
Municipal Money       0.50%             0.10%             0.60%
--------------------  ----------------  ----------------  ----------------
Advantage             0.60%             0.17%             0.77%
--------------------  ----------------  ----------------  ----------------
Municipal Advantage   0.60%             0.07%             0.67%*
--------------------  ----------------  ----------------  ----------------


*TOTAL OPERATING EXPENSES DO NOT REFLECT THE INVESTMENT ADVISOR'S WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH SUCH WAIVERS AND/OR ABSORPTIONS, THE TOTAL OPERATING EXPENSES OF THESE FUNDS WERE AS FOLLOWS: HERITAGE MONEY, 0.25%; INVESTORS MONEY, 0.00%; MONEY MARKET, 0.48%; AND MUNICIPAL ADVANTAGE, 0.45%. THESE WAIVERS AND ABSORPTIONS CAN BE TERMINATED AT ANY TIME.

THE INVESTMENT ADVISOR HAS AGREED TO WAIVE ITS MANAGEMENT FEE AND ABSORB EXPENSES TO KEEP THE HERITAGE MONEY FUND'S TOTAL OPERATING EXPENSES AT 0.45% OR LESS UNTIL JANUARY 1, 1999. THE INVESTMENT ADVISOR HAS AGREED TO WAIVE ITS ENTIRE MANAGEMENT FEE AND ABSORB ALL EXPENSES OF THE INVESTORS MONEY FUND UNTIL JANUARY 1, 1999.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------  ---------  ---------  ---------  ---------
Heritage Money        $58        $183       $318       $714
--------------------  ---------  ---------  ---------  ---------
Investors Money       $209       $646       $1,108     $2,390
--------------------  ---------  ---------  ---------  ---------
Money Market          $89        $278       $482       $1,073
--------------------  ---------  ---------  ---------  ---------
Municipal Money       $61        $192       $335       $750
--------------------  ---------  ---------  ---------  ---------
Advantage             $79        $246       $428       $954
--------------------  ---------  ---------  ---------  ---------
Municipal Advantage   $68        $214       $373       $835
--------------------  ---------  ---------  ---------  ---------

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Jay N. Mueller manages the HERITAGE MONEY, INVESTORS MONEY, and MONEY MARKET FUNDS. He joined Strong as a portfolio manager in September 1991, and has 15 years of investment experience.

Steven D. Harrop manages the MUNICIPAL MONEY MARKET and MUNICIPAL ADVANTAGE FUNDS. He joined Strong as a portfolio manager in March 1991, and has 23 years of investment experience.

Jeffrey A. Koch co-manages the ADVANTAGE FUND. He joined Strong as a fixed-income analyst in June 1989, and has nine years of investment experience. He has managed or co-managed the ADVANTAGE FUND since July 1991. Lyle J. Fitterer has co-managed the ADVANTAGE FUND since March 1997. He joined Strong in May 1989, and has six years of investment experience. He previously worked at Strong as manager of the fixed income fund accounting department.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment for a regular account is $2,500 for the MONEY MARKET, MUNICIPAL MONEY, ADVANTAGE, and MUNICIPAL ADVANTAGE FUNDS, and $1,000 for the INVESTORS MONEY FUND. For these Funds, there is a minimum $500 investment for an Education IRA, and $250 for an IRA or transfer or gift to minor account. (For minimums on other retirement plans, call 1-800-368-2882.) If you establish an Automatic Investment Plan (not available for Education
IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. Please note that you may not open IRAs or Education IRAs in the municipal funds.

For the HERITAGE MONEY FUND, the minimum initial investment into any account is $25,000, and the minimum for subsequent investments is $1,000. These minimums are not waived for Automatic Investment Plans.


Investments in the INVESTORS MONEY FUND are limited to $50,000 per account, with a limit of two accounts (one regular and one IRA) per person. Only individuals may invest in the Fund.



HOW CAN I SELL FUND SHARES?

There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may pay income from interest on the bonds in their portfolios. In addition, the ADVANTAGE and MUNICIPAL ADVANTAGE FUNDS may earn capital gains from appreciation on their holdings. The Funds declare income daily and distribute it monthly, and declare and distribute capital gains annually. Income will provide the entire return of the money market funds.

Unless you elect otherwise, distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. The income from the MUNICIPAL MONEY and MUNICIPAL ADVANTAGE FUNDS is generally exempt from federal income taxes, but may be subject to state tax. In addition, investors who are subject to the Alternative Minimum Tax (AMT) may have to pay tax on a portion of their income from these Funds.

Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

--------------------------------------------------------------------------------

[STRONG LOGO]
Strong Funds
P.O. Box 2936, Milwaukee, Wisconsin 53201

Strong Funds Distributors, Inc. 7872E98                              CA1098P

The following application is separate from the profile.

New Account Application
[STRONG LOGO]
STRONG FUNDS
Do not use this application to open an IRA or other retirement account.
If you have questions, call 1-800-368-3863, 24 hours a day, 7 days a week. P.O. Box 2936, Milwaukee, WI 53201 www.strong-funds.com
1. Account Registration
__       Individual or
__       Joint Account
        ("Joint tenants with right

        of survivorship," unless

        otherwise specified)
_________________________________
Owner's name (first, middle, last)
_________________________________
Social Security number for tax reporting
_____________
Date of birth
_________________________________
Joint owner's name (first, middle, last)
______________________
Social Security number
_____________
Date of birth
__       Gifts/Transfers to Minor

        (UGMA/UTMA)
_________________________________________________
Custodian's name (one name only) as custodian for:
__________________________________
Minor's name (first, middle, last)
_____________________________
Minor's Social Security number
_____________________
Minor's date of birth
__       Corporation, Trust

        or Other Entity
__________________________________________
Name of corporation, trust or other entity
__________________________________
Social Security/Employer ID number
_____________________________
If a trust, name of trustee(s)
_____________
Date of trust
2. Mailing Address and Citizenship
__________________
Street or P.O. Box
__________________
City
_____                    ________
State                    Zip Code
_______________________________
E-mail address (if applicable)
______________
Daytime phone
______________
Evening phone
__ U.S. citizen/Resident alien   or   __ Non-resident alien (Please specify

country of tax residency.):________________________
3. Fund Selection
If no Fund is listed below--or if you would prefer a different fund--please write in the Fund name. Refer to the prospectus for  possible fund restrictions and fees.
                                                        Initial Investment
Investment
Heritage Money Fund (049) $25,000 minimum                 $_________
Money Market Fund (023)   $  2,500 minimum                $_________
Municipal Money Market Fund (026)  $  2,500 minimum       $_________
Investors Money Fund (072)  $  1,000 minimum              $_________
Advantage Fund (031)      $  2,500 minimum                $_________
Municipal Advantage Fund (051)  $  2,500 minimum          $_________
$250 is the minimum for Uniform Gifts or Transfers  to Minors accounts
($25,000
minimum for the Heritage Money Fund).
Investment method
__ Check $_______________                (Please make payable to Strong Funds.)
__ No-Minimum Automatic Investment Program (Please complete the Automatic

Investment Plan in section 5.)
__ Exchange from identically registered Strong Funds account #_____________

Amount $__________
__Wire $__________                           Date of wire____________

(For wire instructions, please call 1-800-368-3863.)
Distributions
All dividends and capital gains will be automatically reinvested, unless you select one of the following:
__ Electronically transfer distribution to the bank account indicated on the

voided bank check included with this application.    __ Mail distribution check

to the address in section 2.
4. Check Writing (Optional)--Money Market and Bond Funds Only
Reminder: We also need your signature in section 6.
If you would like check writing privileges on a Strong money market and/or bond fund, please write the Fund name(s) and sign below:
_____________________________________
Fund name(s)
_____________________________________
Account number (to be completed by Strong Funds)
X______________________________________
Signature (as you will sign your check)
_______________________________________
Print name of account owner, custodian, or trustee
____________
Date
X
_____________________________________
Signature (as you will sign your check)
_____________________________________
Print name of joint owner, co-trustee, or corporate officer
____________
Date
How many owners must sign checks?    __ One   __ Two   __ All   (If no box is

checked, we will accept any one signature on checks.)
Authorized signers must be registered owners of the account, unless corporate or other entity account. For joint owners, both signatures are required above, even if only one signature will be required on checks. Minors may not sign checks.

You agree to be bound by the Check Writing Terms and Conditions found in the front of the book of checks that will be sent to you.

5. Account Options
Please include a voided bank check if you are establishing an Automatic

Investment Plan, telephone purchase,  or telephone redemption via electronic funds transfer (EFT) or wire.
Automatic Investment Plan (AIP)
The AIP option allows you to make automatic purchases from your bank account into a Strong Funds account.
Amount invested each time ($50 minimum) $________ Fund name____________________
Investment frequency:  __ Once a month on the_____ day of the month   or   __

Twice a month on the______ and_______ days of the month.
This privilege will be effective 15 days after we receive your application. You may change your investment amount at any time by simply calling  or writing us.

If no date or amount is chosen, your bank account will be debited $50 on the

15th day of the month. This service is governed by the terms set forth in the shareholder manual and the rules of the Automated Clearing House.
Telephone Transaction Privileges
Each of these telephone privileges will be added to your account. If you do not want these options, check the boxes below.
Telephone Purchase--you can purchase shares by phone with payment from your designated bank account by EFT. This option will be effective 15 days after we

receive this application.    __ I do not want Telephone Purchase.
Telephone Exchange--you can sell shares by phone from one Strong Funds account and use this money to buy shares in an  identically registered Strong Funds

account. Certain Funds assess an early redemption fee.    __ I do not want

Telephone Exchange.
Telephone Redemption--you can sell shares by phone and have the money sent to

your address (in section 2), or to your bank account (via EFT or wire).    __I

do not want Telephone Redemption.
We use care to ensure that instructions communicated by phone are genuine.

Strong Funds may not be liable for losses due to unauthorized  or fraudulent instructions.
For more details about these account options (including fees, minimums, and bank information), refer to section 7 and the shareholder manual.
6. Signatures
You can invest after reviewing the profile  or prospectus. To receive  a prospectus, please call 1-800-368-3863.
  I have received the current fund profile and/or prospectus for the Fund(s) in which I am investing. I agree to be bound by the terms of the profile,

prospectus, and shareholder manual as each may be revised from time to time. I will obtain and read the current fund profile and/or prospectus for each Fund into which I may exchange before I request the exchange. I represent that I am of legal age and have legal capacity to make this purchase.
  I certify under penalties of perjury that: (1) the number shown on this form is the correct Social Security number or Employer I.D. number (or that I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (the "IRS") that I am subject to backup withholding as a result of a failure to report all interest dividends, or
(c) the IRS has notified me that I am no longer subject to backup withholding.

You must cross out item (2), above, if you have been notified by the IRS that you are subject to backup withholding because of under-reporting interest or dividends on your tax returns.
  The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
To complete the application, you must sign here.
X_____________________________________
Signature of owner, trustee, or custodian
_______________________________________
Please print name (and title, if applicable)
____________
Date
X______________________________________
Signature of joint owner or co-trustee
________________________________________
Please print name (and title, if applicable)
____________
Date
Corporations: Please include a certified copy of your corporate resolution, or call us for an alternate form.
Trusts: Please use the title "Trustee" after each signature.
7. Bank Information
  If you want the Automatic Investment Plan (AIP), telephone redemption to your bank account, telephone purchase with payment by EFT, or direct deposit of distributions, please attach a voided bank check. This check must be for the bank account into which funds should be deposited by EFT or wire (for telephone redemption or direct deposit of distributions) and from which funds should be withdrawn by EFT (for AIP or telephone purchase). If you initiate a telephone purchase before 3:00 p.m. Central Time, the transfer of funds from your bank account will normally occur on the following banking day. Neither the applicable
Fund nor its transfer agent will be responsible for banking system delays beyond its control. Your bank account registration MUST have one name in common with your Strong Funds account registration in section 1. The following authorization is required for EFT transactions: By signing section 6, I authorize my bank to honor all entries to my bank account initiated through Firstar Bank Milwaukee,

N.A., on behalf of the applicable Strong Fund. Neither the Fund nor its transfer agent will be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus. When AIP or telephone purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no  liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until five banking days after receipt by the Fund's transfer agent of my written notification to cancel the authorization.
[PICTURE OF VOIDED CHECK]
Please include a voided bank check if you are establishing an AIP, telephone purchase, or telephone redemption via EFT or wire.

Before you mail, have you:
x  Enclosed your check made payable to Strong Funds?
--
x Included a voided check (if applicable)?
--
x Signed your application in section 6?   x Entered your Social
--                                        --
Security or tax ID number in section 1?
798AP1


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